Schedule I - Combined Condensed Statements of Financial Position	12 Months Ended
Mar. 31, 2022
Statement of financial position [abstract]
Combined Condensed Statements of Financial Position
Schedule I - Combined Condensed Statements of Financial Position

As at,	March 31, 2022	March 31, 2021

expressed in millions of Canadian dollars
Assets
Investment in subsidiaries	$1,761.1	$173.8

Total assets	$1,761.1	$173.8

Liabilities and Shareholders’ Equity
Accounts payable and accrued liabilities	$0.7	$—
Due to related party	10.2	—
Warrant liability	99.4	—
Earnout liability	22.7	—
Share-based payment compensation liability	45.4	—

Total liabilities	$178.5	$—

Shareholders’ equity
Capital stock	$1,378.0	$409.5
Accumulated other comprehensive income	152.0	9.5
Retained earnings (deficit)	77.8	(249.3)
Contributed (deficit) surplus	(25.2)	4.1

Total shareholders’ equity	$1,582.6	$173.8

Total liabilities and shareholders’ equity	$1,761.1	$173.8